Supplement to Prospectuses

                     Eaton Vance Asian Small Companies Fund
                        Prospectus dated January 1, 2000

                         Eaton Vance Greater India Fund
                          Prospectus dated May 1, 2000


Zaheer Sitabkhan has assumed responsibility for managing the Asian Small Companies Portfolio and the South Asia Portfolio. Mr. Sitabkhan previously co-managed each Portfolio.


September 18, 2000                                                       ASCGIPS